Loan Level Exception Report

Run Date - 7/7/2017 4:32:47 PM

AMC Loan ID	Customer Loan ID	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Loan Data 1
201233244	AZ	Primary	Refinance Cash-out - Other	Yes	01/13/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Per p.322, Loans at XXXX was the lender on the previous mortgage.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
EXCEPTION INFO: Missing signature page, unable to verify.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Randm 1-9-2017
201233263	CA	Primary	Refinance Rate/Term	Yes	01/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Randm 1-9-2017
201233309	DE	Second Home	Purchase	01/13/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,735.43 is underdisclosed from calculated Finance Charge of $345,047.54 in the amount of $312.11.
															EXCEPTION INFO: Finance charges under disclosed by $312.11 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a doc prep fee as a prepaid finance charge in the 800 section.		Randm 1-9-2017
201233428	NH	Primary	Refinance Rate/Term	01/15/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		Randm 1-9-2017
201233482	NY	Primary	Purchase	No	01/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Randm 1-9-2017
201233549	WV	Second Home	Purchase	Yes	01/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Randm 1-9-2017
201972368	GA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/1/2002.		GA State Specific
201972369			GA		Investment	Refinance Rate/Term			06/22/2017	1			1				GA State Specific
201972370			GA		Investment	Refinance Rate/Term			06/23/2017	1			1				GA State Specific
201972371	GA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $490,778.77 is underdisclosed from calculated Finance Charge of $491,068.81 in the amount of $290.04.
															EXCEPTION INFO: Finance charges under disclosed by $290.04 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose Attorney's fees of $400.00 as a prepaid finance charge.		GA State Specific
201972372			GA		Investment	Purchase			06/23/2017	1			1				GA State Specific
201972373			MA		Primary	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		MA State Specific
201972374	MD	Primary	Purchase	No	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Modified 13-24
201972375	CT	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Modified 13-24
201972376			PA		Primary	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/29/2004.		Modified 13-24
201972377	VA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,172.22 is underdisclosed from calculated Finance Charge of $346,707.38 in the amount of $535.16.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

															[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.		Modified 13-24
201972378	CA	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Modified 13-24
201972379	MA	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Modified 13-24
201972380	OR	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/29/2004.		Modified 13-24
201972381			WA		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/9/2003.		Modified 13-24
201972382	CA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Modified 13-24
201972383	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/26/2004.		Modified 13-24
201972384	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/11/2005.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		NJ State Specific
201972385	NJ	Primary	Purchase	06/22/2017	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		NJ State Specific
201972386	NJ	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		NJ State Specific
201972387	NJ	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,081.68 is underdisclosed from calculated Finance Charge of $451,771.63 in the amount of $689.95.
															EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.		NJ State Specific
201972388			NJ		Primary	Refinance Cash-out - Other			06/22/2017	1			1				NJ State Specific
201972389	NJ	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		NJ State Specific
201972390	NJ	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		NJ State Specific
201972391			NJ		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/1/2003.		NJ State Specific
201972392	NJ	Second Home	Refinance Cash-out - Other	No	06/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/14/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		NJ State Specific
201972393	NJ	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/16/2004.		NJ State Specific
201972458			GA		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/10/2004.		RANDOM
201972459	CO	Investment	Refinance Rate/Term	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2003.		RANDOM
201972460	NH	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972461			GA		Investment	Purchase			06/22/2017	1			1				RANDOM
201972462	CA	Primary	Purchase	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972463	IL	Primary	Purchase	Yes	06/23/2017	2	2	[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/9/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided CLEARED COMMENT (2017-06-28): Received copy of notarized mortgage clearing issue	RANDOM
201972464	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,129.76 is underdisclosed from calculated Finance Charge of $238,039.58 in the amount of $14,909.82.		RANDOM
201972465	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972466	VA	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/8/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972467	CA	Second Home	Purchase	06/22/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,018.20 is underdisclosed from calculated Finance Charge of $372,654.03 in the amount of $635.83.
															EXCEPTION INFO: Finance charges under disclosed by $635.83 which exceeds the $100 tolerance for Purchase transactions. TIL itemization did not disclose a settlement closing fee of $552 and doc prep fee of $125 as prepaid finance charge.		RANDOM
201972468	FL	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972469			FL		Primary	Purchase			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972470	NV	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972471	OH	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972472			NV		Investment	Refinance Cash-out - Other			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/27/2004.		RANDOM
201972473	GA	Primary	Purchase	Yes	06/22/2017	2	2	[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972474	AZ	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972475	VA	Investment	Purchase	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

														[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/19/2004.		RANDOM
201972476	VA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/14/2003.		RANDOM
201972477			MD		Investment	Purchase			06/22/2017	1			1				RANDOM
201972478			CA		Investment	Purchase			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/27/2004.		RANDOM
201972479			GA		Investment	Refinance Cash-out - Other			06/23/2017	1			1				RANDOM
201972480	NC	Second Home	Purchase	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $429,461.09 is underdisclosed from calculated Finance Charge of $430,196.09 in the amount of $735.00.
															EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $750.00 as prepaid finance charge.		RANDOM
201972481	CA	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972482			MA		Primary	Refinance Cash-out - Other			06/23/2017	3			3	[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided			RANDOM
201972483			AZ		Investment	Refinance Rate/Term			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/5/2004.		RANDOM
201972484	CA	Second Home	Purchase	No	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/17/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972485	NV	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972486			GA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/20/2004.		RANDOM
201972487	FL	Second Home	Purchase	No	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972488	ID	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.		RANDOM
201972489	CA	Primary	Purchase	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972490			GA		Investment	Purchase			06/22/2017	1			1				RANDOM
201972491	CA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972492	MN	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972493			AZ		Primary	Purchase			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/5/2004.		RANDOM
201972495	CA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972496	CA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/19/2004.		RANDOM
201972497	GA	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972498	FL	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972499	NV	Investment	Purchase	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/4/2003.		RANDOM
201972500	MD	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2005.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972501	FL	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,517.80 is underdisclosed from calculated Finance Charge of $102,868.84 in the amount of $351.04.
															EXCEPTION INFO: TIL itemization did not disclose a Post closing fee of $150, or a Recording service fee of $200 as prepaid finance charges		RANDOM
201972502			FL		Investment	Purchase			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2003.		RANDOM
201972503	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972504	OH	Investment	Refinance Cash-out - Other	06/22/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/28/2004.		RANDOM
201972505			CA		Primary	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.		RANDOM
201972506	CA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 7/20/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972507			CA		Primary	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972508			NC		Second Home	Purchase			06/22/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.		RANDOM
201972509	CO	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,398.20 is underdisclosed from calculated Finance Charge of $178,485.32 in the amount of $87.12.
															EXCEPTION INFO: TIL itemization did not disclose an express delivery fee of $75 as prepaid finance charge.		RANDOM
201972510	FL	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972511	FL	Investment	Purchase	06/23/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/8/2003.		RANDOM
201972512	MN	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/10/2003.		RANDOM
201972513	CT	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/3/2002.		Random
201972514			WA		Primary	Purchase			06/23/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		RANDOM
201972515			FL		Primary	Purchase			06/22/2017	1			1				RANDOM
201972516			AZ		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/25/2002.		RANDOM
201972517			CA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/17/2003.		RANDOM
201972518	NJ	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/29/2003.		RANDOM
201972519	VA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)		RANDOM
201972520	IL	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/6/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972521	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972522			CO		Investment	Purchase			06/23/2017	3			3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. EXCEPTION INFO: The HUD did contain a disbursement date.			RANDOM
201972523			CA		Investment	Purchase			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/1/2003.		RANDOM
201972524	IN	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		RANDOM
201972525	NC	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,478.10 is underdisclosed from calculated Finance Charge of $246,793.68 in the amount of $315.58.
EXCEPTION INFO: Finance charge under disclosed $315.58. TIL itemization calculation of the total amount of prepaid finance charges is incorrect. All prepaid fees were entered accurately and match the individual prepaid amounts on the TIL itemization.

															[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		RANDOM
201972526	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972527			WA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/7/2003.		RANDOM
201972528	CO	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972529	WA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2005.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972530			WA		Investment	Refinance Cash-out - Debt Consolidation			06/22/2017	1			1				RANDOM
201972531	NV	Investment	Refinance Cash-out - Other	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

														[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2003.		RANDOM
201972532			CA		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/23/2004.		RANDOM
201972533	GA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972534	CO	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972535	AZ	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/6/2004.		RANDOM
201972536	AZ	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2000.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972537			CA		Investment	Refinance Cash-out - Other			06/23/2017	1			1				RANDOM
201972538			CO		Second Home	Purchase			06/23/2017	1			1				RANDOM
201972539			CO		Investment	Refinance Cash-out - Home Improvement			06/23/2017	1			1				RANDOM
201972540	CA	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972541	FL	Primary	Purchase	No	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972542	ID	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,924.72 is underdisclosed from calculated Finance Charge of $107,296.52 in the amount of $371.80.
															EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.		RANDOM
201972543			CA		Investment	Purchase			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/6/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		RANDOM
201972544	DC	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972545			MA		Primary	Purchase			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972546			CO		Primary	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972547			CA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2003.		RANDOM
201972548	CA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $409,232.59 is underdisclosed from calculated Finance Charge of $409,418.94 in the amount of $186.35.		RANDOM
201972549	NJ	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 2/10/2003, prior to three (3) business days from transaction date of XXXX.

															[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).		RANDOM
201972550			CO		Primary	Refinance Cash-out - Debt Consolidation			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/23/2002.		RANDOM
201972551	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		RANDOM
201972552	CA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/20/2004.		RANDOM
201972553			CA		Investment	Refinance Cash-out - Other			06/22/2017	1			1				RANDOM
201972554			UT		Investment	Purchase			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/7/2001.		RANDOM
201972555			CA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/10/2002.		RANDOM
201972556			CA		Investment	Refinance Cash-out - Other			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/8/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		RANDOM
201972557			CA		Investment	Refinance Cash-out - Other			06/22/2017	1			1				RANDOM
201972558	NJ	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $653,106.45 is underdisclosed from calculated Finance Charge of $653,181.45 in the amount of $75.00.
															EXCEPTION INFO: TIL Itemization did not disclose the attorney fee of $450 as prepaid finance charges.		RANDOM
201972559	WA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/2/2003.		RANDOM
201972560			CA		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/13/2002.		RANDOM
201972561	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972562			UT		Primary	Refinance Rate/Term			06/23/2017	1			1				RANDOM
201972563	UT	Investment	Refinance Rate/Term	06/23/2017	1	1	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																CLEARED COMMENT (2017-06-28): Received copy of signed final HUD clearing issue	RANDOM
201972564			CA		Investment	Refinance Rate/Term			06/23/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/5/2001.		RANDOM
201972565	CA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972566	CA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/3/2002.		RANDOM
201972567	NY	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/1/2003.		RANDOM
201972568	CA	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		RANDOM
201972569	WI	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/19/2004.		RANDOM
201972570	NV	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		RANDOM
201972571	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.		RANDOM
201972572	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972573	CA	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972574	TX	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972575	CO	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/30/2002.

															[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,532.71 is underdisclosed from calculated Finance Charge of $459,171.96 in the amount of $50,639.25.		RANDOM
201972576	CO	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/23/2004.		RANDOM
201972577	WI	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972578	MI	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972579	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/17/2005.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972580	AZ	Primary	Purchase	No	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972581	NY	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		RANDOM
201972582	OH	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2003.		RANDOM
201972583	AZ	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,709.50 is underdisclosed from calculated Finance Charge of $66,975.15 in the amount of $5,265.65.
															EXCEPTION INFO: The final TIL was calculated without the I/O term of 120 months.		RANDOM
201972584	CA	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/24/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972585	CA	Second Home	Purchase	06/22/2017	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,288.78 is underdisclosed from calculated Finance Charge of $298,423.30 in the amount of $1,134.52.
															EXCEPTION INFO: TIL itemization did not disclose a prepaid interest fee of $2260.09 as prepaid finance charge		RANDOM
201972586	NV	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		RANDOM
201972587	NC	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/16/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972588			FL		Investment	Purchase			06/22/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2003.		RANDOM
201972589	AZ	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972590	DC	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972591			CA		Investment	Refinance Rate/Term			06/22/2017	1			1				RANDOM
201972592	IL	Primary	Refinance Rate/Term	06/22/2017	2	2	[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/11/2003.		RANDOM
201972593	MI	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972594	FL	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2004.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of  XXXX.

															[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).		RANDOM
201972595	MI	Second Home	Refinance Rate/Term	No	06/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/19/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972596	MA	Primary	Purchase	06/23/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,463.90 is underdisclosed from calculated Finance Charge of $307,739.54 in the amount of $1,275.64.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

															[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.		RANDOM
201972597			SC		Second Home	Refinance Cash-out - Other			06/23/2017	1			1				RANDOM
201972598	VA	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

															[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.		RANDOM
201972599	CA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972600	AL	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972601			CA		Investment	Purchase			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/22/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		RANDOM
201972602	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972603	VA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2003.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972604	IL	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,733.71 is underdisclosed from calculated Finance Charge of $387,424.91 in the amount of $1,691.20.
															EXCEPTION INFO: Unable to determine reason for under disclosure		RANDOM
201972605	CO	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/17/2004.		RANDOM
201972606	AZ	Primary	Refinance Cash-out - Other	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2017-06-28): Received copy of HUD which states Pre-Audit figures subject t change - issue remains Final HUD required	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/9/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,990.20 is underdisclosed from calculated Finance Charge of $106,107.93 in the amount of $117.73.
															EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.		RANDOM
201972607	CO	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972608	VA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/15/2004.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972609	GA	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972610	GA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972611	FL	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,627.55 is underdisclosed from calculated Finance Charge of $179,753.63 in the amount of $126.08.
															EXCEPTION INFO: TIL itemization did not disclose an Title courier fee $90.00 and wire fee $35.00 as a prepaid finance charge.		RANDOM
201972612	IL	Primary	Refinance Cash-out - Other	Yes	06/23/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972613			CA		Investment	Refinance Cash-out - Home Improvement			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/20/2004.		RANDOM
201972614			CA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/26/2004.		RANDOM
201972615			FL		Primary	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/12/2004.		RANDOM
201972616	CO	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/27/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,820.89 is underdisclosed from calculated Finance Charge of $91,940.81 in the amount of $119.92.
															EXCEPTION INFO: TIL itemization did not disclose a flood cert fee of $40, a tax pick up fee of $30 and a courier fee of $50 as prepaid finance charges.		RANDOM
201972617			MI		Investment	Refinance Cash-out - Other			06/23/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/10/2003.		RANDOM
201972618	AR	Investment	Refinance Cash-out - Other	06/22/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/16/2003.		RANDOM
201972619			IN		Investment	Purchase			06/22/2017	1			1				RANDOM
201972620	FL	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972621	MI	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972622	VA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972623	KS	Second Home	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $360,912.27 is underdisclosed from calculated Finance Charge of $369,651.40 in the amount of $8,739.13.
															EXCEPTION INFO: Final TIL indicates the Index used was 1.270%. The lowest Index available within the look-back period is 1.4288%.		RANDOM
201972624			CA		Investment	Purchase			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/26/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.		RANDOM
201972625	MI	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,157.41 is underdisclosed from calculated Finance Charge of $393,512.36 in the amount of $8,354.95.
EXCEPTION INFO: Unable to determine underdisclosure

															[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)		RANDOM
201972626	GA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		RANDOM
201972627	CA	Primary	Purchase	No	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972628	CA	Primary	Refinance Cash-out - Debt Consolidation	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/4/2004.		RANDOM
201972629			CA		Primary	Purchase			06/23/2017	1			1				RANDOM
201972630	IL	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/5/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972631	PA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,296.58 is underdisclosed from calculated Finance Charge of $374,333.62 in the amount of $37.04.
															EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.		RANDOM
201972632			AZ		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/30/2003.		RANDOM
201972633	TX	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972634	FL	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972635	ID	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972636	VA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,551.59 is underdisclosed from calculated Finance Charge of $295,883.34 in the amount of $331.75.
															EXCEPTION INFO: TIL itemization did not disclose a settlement closing fee of $285 and a title courier fee of $45 as prepaid finance charges.		RANDOM
201972637			MD		Primary	Purchase			06/22/2017	1			1				RANDOM
201972638			WA		Investment	Purchase			06/22/2017	1			1				RANDOM
201972639			CA		Primary	Purchase			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972640	CO	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/1/2002.		RANDOM
201972641	WA	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972642	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972643			CA		Investment	Refinance Cash-out - Other			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/3/2003.		RANDOM
201972644			CO		Investment	Purchase			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/25/2003.		RANDOM
201972645			NC		Primary	Construction-Permanent			06/23/2017	1			1				RANDOM
201972646			DC		Primary	Purchase			06/23/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972647	CO	Second Home	Purchase	06/23/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/12/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,078.76 is underdisclosed from calculated Finance Charge of $164,605.67 in the amount of $526.91.
															EXCEPTION INFO: TIL Itemization did not disclose an Admin Fee of $425.00 (POC), Flood cert fee of $12.50 ( POC), POA fee of $11.00 (POC), Settlement Closing fee of $50.00 (POC) and Tax service fee of $30.00 as prepaid finance charges.		RANDOM
201972648	VA	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: 6 months interest exceeds the max allowed of 2% prepayment penalty in the state of Virginia.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.		RANDOM
201972649	CT	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972650	CA	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/27/2003.		RANDOM
201972651	WA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972652	OR	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972653	FL	Primary	Purchase	06/22/2017	2	2	[3] Closing / Title - Missing Document: Rider - ARM not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972654			CO		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/5/2003.		RANDOM
201972655	CO	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $593,736.23 is underdisclosed from calculated Finance Charge of $593,986.17 in the amount of $249.94.
															EXCEPTION INFO: Unable to determine as the file did not contain an itemization of amount financed.		RANDOM
201972656	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972657	CO	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972658	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $399,594.90 is underdisclosed from calculated Finance Charge of $400,386.96 in the amount of $792.06.
															EXCEPTION INFO: Unable to determine underdisclosure		RANDOM
201972659	PA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		RANDOM
201972660	GA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/25/2004.		RANDOM
201972661	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/16/2002.		RANDOM
201972662			NY		Primary	Purchase			06/22/2017	1			1				RANDOM
201972663			CA		Investment	Refinance Cash-out - Other			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.		RANDOM
201972664	CA	Primary	Purchase	No	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972665	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2003.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972666	CA	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/14/2001.

															[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 2/19/2002, prior to three (3) business days from transaction date of 2/14/2002.		RANDOM
201972667	CO	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		RANDOM
201972668	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/24/2003.		RANDOM
201972669	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/18/2003.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972670			CA		Investment	Refinance Rate/Term			06/22/2017	1			1				RANDOM
201972671	FL	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/1/2004.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		RANDOM
201972672			FL		Second Home	Purchase			06/23/2017	1			1				RANDOM
201972673	DC	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/14/2003.		RANDOM
201972674	CA	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/9/2002.		RANDOM
201972675	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		RANDOM
201972676	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/25/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $695,045.29 is underdisclosed from calculated Finance Charge of $710,150.99 in the amount of $15,105.70.
															EXCEPTION INFO: Under disclosure appears to be due to index available for calculations; missing index used at closing		RANDOM
201972677	TN	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties		RANDOM
201972678	GA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		Reperforming
201972679			GA		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/3/2004.		Reperforming
201972680	IL	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972681	AZ	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/10/2003.		Reperforming
201972682	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/10/2003.		Reperforming
201972683	MN	Primary	Refinance Cash-out - Other	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		Reperforming
201972684	CA	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972685	CA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		Reperforming
201972686	PA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		Reperforming
201972687	NC	Primary	Purchase	06/23/2017	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		Reperforming
201972688	VA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/26/2004.		Reperforming
201972689	NV	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972690	IL	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $389,048.15 is underdisclosed from calculated Finance Charge of $389,163.26 in the amount of $115.11.
															EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.		Reperforming
201972691	CA	Primary	Purchase	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/2/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,758.22 is underdisclosed from calculated Finance Charge of $309,372.06 in the amount of $613.84.
															EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $12,000 which is not itemized therefore excluded.		Reperforming
201972692	GA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/13/2004.		Reperforming
201972693	FL	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972694	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972695	OR	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/22/2017	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972696	FL	Primary	Purchase	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/9/2004.		Reperforming
201972697	NC	Second Home	Purchase	No	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972698	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972699	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		Reperforming
201972700	ID	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972701	CA	Primary	Purchase	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		Reperforming
201972702	FL	Primary	Purchase	No	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2003.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972703	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $519,807.23 is underdisclosed from calculated Finance Charge of $520,067.54 in the amount of $260.31.
															EXCEPTION INFO: Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.		Reperforming
201972704			CA		Investment	Purchase			06/23/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/14/2004.		Reperforming
201972705	TN	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/21/2004.		Reperforming
201972706			FL		Second Home	Purchase			06/23/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		Reperforming
201972707	CO	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,390.65 is underdisclosed from calculated Finance Charge of $169,515.56 in the amount of $124.91.
															EXCEPTION INFO: The under disclosure is due to the lender not including settlement fees ($70.00), a tax cert ($20.00) and courier fees ($35.00) in the finance charges.		Reperforming
201972708			IN		Investment	Purchase			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/10/2003.		Reperforming
201972709	CA	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/3/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972710	CA	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972711	NJ	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

															[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.		Reperforming
201972712			DC		Investment	Purchase			06/23/2017	1			1				Reperforming
201972713	CA	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2002.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		Reperforming
201972714	SC	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2003.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972715	CA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/27/2002.		Reperforming
201972716	GA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,093,806.16 is underdisclosed from calculated Finance Charge of $1,094,472.23 in the amount of $666.07.
															EXCEPTION INFO: TIL itemization did not disclose a courier fee of $46, closing protection letter fee of $25 or a closing attorney fee of $595 as prepaid finance charges.		Reperforming
201972717	MA	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2004.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Reperforming
201972718	NY	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,011.40 is underdisclosed from calculated Finance Charge of $103,056.32 in the amount of $44.92.
															EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.		Reperforming
201972719	TX	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/8/2004.		TEXAS
201972720	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/27/2004.		TEXAS
201972721	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,224.46 is underdisclosed from calculated Finance Charge of $286,291.85 in the amount of $67.39.
															EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed		TEXAS
201972722	TX	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $862,083.16 is underdisclosed from calculated Finance Charge of $875,841.69 in the amount of $13,758.53.
															EXCEPTION INFO: Lender rate lock indicates the Index used was 1.18%. The closest Index available in our look-back period is 1.19%.		TEXAS
201972723	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/5/2003.		TEXAS
201972724	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/23/2003.		TEXAS
201972725			TX		Investment	Refinance Rate/Term			06/22/2017	1			1				TEXAS
201972726	TX	Primary	Construction-Permanent	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		TEXAS
201972727	TX	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972728	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/17/2004.		TEXAS
201972729	TX	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972730	TX	Primary	Refinance Rate/Term	06/23/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/12/2003.

															[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		TEXAS
201972731	TX	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/6/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972732	TX	Primary	Refinance Rate/Term	Tested	06/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/28/2001.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.14600% is underdisclosed from calculated APR of 6.87299% outside of 0.125% tolerance.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $482,997.85 is underdisclosed from calculated Finance Charge of $890,903.18 in the amount of $407,905.33.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.		TEXAS
201972734	TX	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972735	TX	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972736	TX	Primary	Refinance Rate/Term	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/18/2003.
																CLEARED COMMENT (2017-06-28): Final HUD received clearing issue	TEXAS
201972737			TX		Investment	Refinance Cash-out - Debt Consolidation			06/22/2017	2			2	[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/16/2004.		TEXAS
201972738			TX		Primary	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		TEXAS
201972740			TX		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/6/2002.		TEXAS
201972741			TX		Investment	Refinance Rate/Term			06/24/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/19/2003.		TEXAS
201972742			TX		Primary	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/12/2002.		TEXAS
201972743			TX		Investment	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/23/2003.		TEXAS
201972744	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/29/2003.		TEXAS
201972745	TX	Primary	Refinance Rate/Term	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 9/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972746	TX	Primary	Refinance Rate/Term	06/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,318.56 is underdisclosed from calculated Finance Charge of $178,372.26 in the amount of $53.70.
															EXCEPTION INFO: TIL Itemization did not disclose the Title Courier/Messenger fee of $30 or the Wire/Funding/Disbursement fee of $25 as prepaid finance charges.		TEXAS
201972748	TX	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
201972749	TX	Investment	Refinance Cash-out - Other	06/22/2017	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

															[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/30/2004.		TEXAS
201972750	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $664,989.04 is underdisclosed from calculated Finance Charge of $678,900.28 in the amount of $13,911.24.
EXCEPTION INFO: Finance charge appears to be tied to index.  Closing instructions reflects 1.18% which was not available for system calculated F/C

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.

															[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).		TEXAS
201972751	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/25/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $463,195.82 is underdisclosed from calculated Finance Charge of $463,281.50 in the amount of $85.68.
															EXCEPTION INFO: TIL itemization did not disclose a tax service or title courier fee totaling $84.55 as a prepaid finance charge.		TEXAS
201972752	TX	Primary	Refinance Rate/Term	06/22/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $582,807.87 is underdisclosed from calculated Finance Charge of $592,758.24 in the amount of $9,950.37.
															EXCEPTION INFO: Closing instructions did not provide an index. Unable to match payment stream; Lender used an index not within the look back period.		TEXAS
201972753			TX		Primary	Construction-Permanent			06/24/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.		TEXAS
201972754	TX	Primary	Refinance Cash-out - Other	Yes	06/23/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

															[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		TEXAS
202036197			CA		Primary	Purchase			07/05/2017	1			1				Random 6-30-2017
202036198			CA		Primary	Refinance Rate/Term		Yes	07/05/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Random 6-30-2017
202036199			FL		Primary	Refinance Rate/Term		Yes	07/05/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Random 6-30-2017
202036200			NY		Primary	Purchase		No	07/05/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Random 6-30-2017
202036201			CA		Primary	Refinance Cash-out - Other		Yes	07/05/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Random 6-30-2017
202036202			CA		Second Home	Refinance Rate/Term			07/05/2017	1			1				Random 6-30-2017
202036203			CA		Primary	Refinance Cash-out - Other			07/05/2017	1			1				Random 6-30-2017
202036204			ID		Primary	Refinance Rate/Term			07/05/2017	1			1				Random 6-30-2017
202036205			FL		Investment	Purchase			07/05/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.			Random 6-30-2017
202036206			CA		Primary	Purchase			07/05/2017	1			1				Random 6-30-2017
202036207			MA		Primary	Purchase		Yes	07/05/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Random 6-30-2017
202036208			HI		Second Home	Purchase		No	07/05/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		Random 6-30-2017